Global Growth Fund
Global Growth Fund
Investment Objective
The investment objective of Global Growth Fund (the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 13 and in the “Purchase and Redemption of Shares” section beginning on page 27 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Global Growth Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase if purchased without an initial sales charge)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Global Growth Fund		Class A	Class C	Class I
Management Fees		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	4.33%	4.33%	4.33%
Total Annual Fund Operating Expenses		5.53%	6.28%	5.28%
Fee Waiver and Expense Reimbursement	[2]	(4.08%)	(4.08%)	(4.08%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.45%	2.20%	1.20%
[1]	Other Expenses are based on estimated amounts.
[2]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.45% (for Class A Shares), 2.20% (for Class C Shares) and 1.20% (for Class I Shares) of average daily net assets through August 31, 2017. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. In no event, however, will payment of such reimbursement cause the Fund to pay fees or expenses in an amount exceeding the expense limit applicable at the time of such reimbursement to Mirae Asset USA to that share class under the agreement. The agreement may be terminated prior to August 31, 2017 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 11.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Global Growth Fund - USD ($)	1 Year	3 Years
Class A	714	1,788
Class C	323	1,498
Class I	122	1,215

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Global Growth Fund - USD ($)	1 Year	3 Years
Class A	714	1,788
Class C	223	1,498
Class I	122	1,215

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period January 4, 2016 (commencement of operations) through April 30, 2016, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities. The Fund may invest in securities both within and outside the United States, including emerging markets.  Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager’s investment strategy focuses on investments in companies (“growth-focused companies”) that the Investment Manager believes will benefit from one or more of the following secular growth themes:  (i) demographic shifts related to the increase in purchasing power of the emerging markets’ middle classes, aging populations and health and wellness; (ii) technological shifts coming from innovative technology development; and (iii) consumer behavior shifts resulting from mobile commerce, social media influences and similar consumption-impacting developments.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in U.S. and non-U.S. securities of any market capitalization.

Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund will invest at least 40% of its net assets in issuers (i) organized or located outside of the United States, (ii) whose primary trading market is located outside the United States, or (iii) doing a substantial amount of business outside the United States, which the Fund considers to be a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States.

Principal Risks of Investment in the Fund

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Principal risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various developed and emerging markets. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the related foreign securities.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Emerging Markets Risk – The risks of foreign investments are typically greater in emerging markets countries. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

Growth Investing Risk – Investments in growth focused companies may be more volatile than other stocks or the market as a whole.  Growth focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market.  The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.

Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Risks of Investing in China – Investments in China and Hong Kong are subject to special risks. The Chinese government continues to influence heavily the course of the Chinese markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, a lack of publicly available information and/or political and social instability. China’s aging infrastructure, growing income inequality and worsening environmental conditions also are factors that may affect the Chinese economy. In addition, any attempt by China to exert control over Hong Kong’s economic, political or legal structures or its existing social policy, could negatively affect investor confidence in Hong Kong, thereby negatively affecting markets and business performance and adversely affecting the Fund’s investments.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Performance Information

As of the date of this Prospectus, the Fund does not have a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to its broad-based securities market index. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the MSCI All Country World Index, a broad-based securities market index.